Revenues from contracts with customers	6 Months Ended
Jun. 30, 2022
Revenues from contracts with customers

4.	Revenues from contracts with customers

Revenues, as presented in the unaudited Consolidated Interim Income Statement and in the Segment Reporting (see Note 3), include both revenues from contracts with customers and other revenues, which are out of the scope of IFRS 15:

Six months ended June 30, 2021 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
Revenues from contracts with customers	31,772	—	1,849	13,429	47,050
Miscellaneous revenues	—	—	—	451	451
Revenues	31,772	—	1,849	13,880	47,502

Six months ended June 30, 2022 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
Revenues from contracts with customers	29,552	93,181	956	(30,830)	92,859
Miscellaneous revenues	—	—	—	365	365
Revenues	29,552	93,181	956	(30,465)	93,224

In six months ended June 30, 2022, revenues from the COVID segment included €89.4 million from the re-assessment of the likelihood of the royalty obligation towards the UK Authority following the settlement agreement. In addition, the COVID segment included product sales of € 3.8 million for shipments to Bahrain. Revenues from technologies and services included €36.1 million negative revenue from the collaboration and license agreement with Pfizer, which was amended in June 2022 (see Note 1).

Disaggregated revenue information

The Group’s revenues from contracts with customers are disaggregated as follows:

Type of goods or service

Six months ended June 30, 2021 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
IXIARO	25,394	—	—	—	25,394
DUKORAL	428	—	—	—	428
Third party products	5,950	—	—	—	5,950
Lyme VLA15	—	—	—	5,616	5,616
Chikungunya VLA1553	—	—	1,849	—	1,849
Services related to clinical trial material	—	—	—	5,727	5,727
Others	—	—	—	2,085	2,085
Revenues from contracts with customers	31,772	—	1,849	13,429	47,050

Six months ended June 30, 2022 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
IXIARO	12,283	—	—	—	12,283
DUKORAL	5,766	—	—	—	5,766
Third party products	11,503	—	—	—	11,503
COVID VLA2001	—	93,181	—	—	93,181
Chikungunya VLA1553	—	—	956	—	956
Lyme VLA15	—	—	—	(36,107)	(36,107)
Services related to clinical trial material	—	—	—	2,490	2,490
Others	—	—	—	2,786	2,786
Revenues from contracts with customers	29,552	93,181	956	(30,830)	92,859

In the six months ended June 30, 2022, revenues from the COVID segment included €89.4 million from the re-assessment of the likelihood of the royalty obligation towards the UK Authority following the settlement agreement. In addition, the COVID segment included product sales of €3.8 million for shipments to Bahrain. Revenues from Lyme VLA15 included €36.1 million negative revenue from the Collaboration and License Agreement with Pfizer, which was amended in June 2022 (see Note 1).

Geographical markets

In presenting information on the basis of geographical segments, segment revenue is based on the final location where our distribution partner sells the product or where the customer/partner is located. Refer to Note 3.

Sales channels for product sales

Commercialized products are sold via the following sales channels:

	Six months ended June 30,
€ in thousand	2022	2021
Direct product sales	25,302	30,663
Indirect product sales	4,250	1,110
Total product sales	29,552	31,772